Selected Operating Expenses And Additional Information (Tables)	12 Months Ended
Dec. 31, 2012
Compensation Related Costs [Abstract]
Schedule of Personnel Expenses for Employees
Personnel expenses for employees were as follows:

	December 31,
	2010	2011	2012
Wages and salaries	236,746	318,944	353,437
Social security	17,402	42,622	47,124
Pension expenses	12,303	18,945	21,151
	266,451	380,511	421,712

Schedule of Average Number of Employees, Exclusive of Temporary Workers, by Geographic Area
The average number of employees, exclusive of temporary workers, by geographic area during the year was as follows:

	December 31,
	2010	2011	2012
The Netherlands	170	167	178
Other European countries	139	993	1,057
United States of America	358	468	594
Southeast Asia	13,389	15,716	15,300
Japan	197	181	203
	14,253	17,525	17,332